SHARE-BASED PAYMENTS - Assumptions (Details) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-based Payment Arrangements [Abstract]
Common share price (in dollars per share)	$ 30.87	$ 37.24
Exercise price (in dollars per share)	$ 32.92	$ 36.79
Dividend yield (in percent)	0.65%	0.64%
Expected volatility (in percent)	42.12%	40.51%
Risk free interest rate (in percent)	3.30%	0.76%
Expected stock option life (in years)	4 years 6 months	4 years